Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, ر.س in Billions, Tsh in Billions, $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2022 TZS (Tsh) shares	Dec. 31, 2022 SAR (ر.س) shares	Dec. 31, 2022 AUD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			$ 16,019						$ 18,258
Provisions recorded			$ 572						$ 605	$ 763
Number of shares issued | shares			1,981,000,000	1,981,000,000	1,981,000,000	1,981,000,000	1,981,000,000	1,981,000,000	1,972,000,000	1,959,000,000
Tax Loss Offset [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 100	R$ 500
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			(2,400)	12,600
Disallowance Of Tax Paid Abroad [Member] | Nonrecognitionof tax offsets [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200	1,200
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			2,600	13,800
Manaus free trade zone IPI social contributions [member] | Nonrecognitionof tax offsets [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100	200
SAB Australia [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss							$ 0.4
Tax assessment amount			300
AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Contingent liabilities			400			ر.س 6.3
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 1,100	5,900
Proportion of ownership interest in subsidiary			61.77%
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 300	R$ 1,700
Ambev [member] | Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares			172,831,574	172,831,574	172,831,574	172,831,574	172,831,574	172,831,574
Percentage of shares issued diluted			1.00%
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 400	R$ 2,300
Foster And Ab InBev Acquisition [Member]
Disclosure of detailed information about material tax [line items]
Payment made for income tax contingency settlement	$ 100	$ 0.1
Cerbuco Brewing Inc [Member] | Cerveceria Bucanero S.A [Member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary			50.00%
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			$ 1,400	7,300
Tax Assessment During 2005 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded			11	58
Tax Assessment During 2005 [member] | Ambev [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			1,000	5,200
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			2,100	11,100
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200	1,200
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200	1,300
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			400	2,200
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			300	1,600
Tax Assessment in December [Member] | Ambev [member] | MAG [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100	300
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100	600
Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			1,800	9,300
State Of Pernambuco [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 300	R$ 1,700
Tanzania [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary			39.65%
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Estimated financial effect of contingent liabilities			$ 400		Tsh 850
Tax asessment noticed on ownership change			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Rio Grando Do Sul And Sao Paulo [Member] | Tax Assessment in 2018 and 2021 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 100	R$ 700
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded			$ 72					€ 68
Deposits											$ 72	€ 68